Taxes (Details) - 6 months ended Jun. 30, 2025 $ in Millions, $ in Millions	CNY (¥)	USD ($)	HKD ($)	SGD ($)
Taxes [Line Items]
Taxable income are exempted from income tax	¥ 937,000			$ 190,000
Local tax policies	5 years	5 years	5 years	5 years
VAT Percentage	6.00%	6.00%	6.00%	6.00%
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax rate	75.00%	75.00%	75.00%	75.00%
Applicable tax rate of statutory amount	¥ 49,000			$ 10,000
Taxable income percentage	50.00%	50.00%	50.00%	50.00%
GST rate	7.00%	7.00%	7.00%	7.00%
China [Member]
Taxes [Line Items]
Reduced income tax	12.50%	12.50%	12.50%	12.50%
VAT Percentage	13.00%	13.00%	13.00%	13.00%
Guangdong Provence [Member]
Taxes [Line Items]
Income tax reduced rate	15.00%	15.00%	15.00%	15.00%
Hainan Provence [Member]
Taxes [Line Items]
Income tax reduced rate	15.00%	15.00%	15.00%	15.00%
Minimum [Member] | Hong Kong, Dollars
Taxes [Line Items]
Profits tax rates			$ 2
Percentage of profit tax rate	8.25%	8.25%	8.25%	8.25%
Maximum [Member] | Hong Kong, Dollars
Taxes [Line Items]
Profits tax rates		$ 2
Percentage of profit tax rate	16.50%	16.50%	16.50%	16.50%
Enterprise Income Tax [Member]
Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%	25.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Enterprise income tax rate	15.00%	15.00%	15.00%	15.00%